Leases - Summary of Lease, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease cost	$ 17,372	$ 3,520	$ 2,784
Short-term lease cost	8,196	3,231	3,559
Variable lease cost	2,147	479	276
Total lease cost	$ 27,715	$ 7,230	$ 6,619